NON-CONTROLLING INTEREST (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Original paid-in capital	$ 713,787	$ 711,618
Retained Earnings	740,031	762,599
Accumulated other comprehensive income	313,301	346,056
Non-controlling interest	$ 1,767,119	$ 1,820,273